Total
Artisan Focus Fund
Effective 31 May 2024, the section entitled “Fees and Expenses of the Fund” on page 22 of Artisan Partners Funds’ prospectus is replaced in its entirety with the following:
Fees and Expenses of the Fund

This table describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund. The table and expense example do not reflect any transaction fees or commissions that may be charged by a shareholder’s financial intermediary when buying or selling shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Artisan Focus Fund - USD ($)	Artisan Focus Fund - Investor Shares	Artisan Focus Fund - Advisor Shares	Artisan Focus Fund - Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Artisan Focus Fund		Artisan Focus Fund - Investor Shares	Artisan Focus Fund - Advisor Shares	Artisan Focus Fund - Institutional Shares
Management Fees		0.99%	0.99%	0.99%
Distribution (12b-1) Fees		none	none	none
Total Other Expenses	[1]	0.32%	0.14%	0.05%
Total Annual Fund Operating Expenses		1.31%	1.13%	1.04%
Fee Waiver and Expense Reimbursement	[2]	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.31%	1.13%	1.04%
[1]	“Other Expenses” include “Acquired Fund Fees and Expenses,” which were less than 0.01% of the average net assets of the Fund. “Acquired Fund Fees and Expenses” are indirect expenses the Fund incurred from the Fund’s investment in one or more money market funds (acquired funds). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the table above may not match the ratios of expenses to average net assets shown in the “Financial Highlights” in the Fund’s prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.
[2]	“Artisan Partners Limited Partnership, the Fund’s investment adviser (“Artisan Partners”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary changes such as litigation costs, but including management fees paid to Artisan Partners) not to exceed 1.50% of the average daily net assets of Investor Shares. This contract continues through 31 January 2026.

Artisan Global Unconstrained Fund
Effective 31 May 2024, the sections entitled “Fees and Expenses of the Fund” and “Expense Example” on page 42 of Artisan Partners Funds’ prospectus are replaced in their entirety with the following:
Fees and Expenses of the Fund

This table describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund. The table and expense example do not reflect any transaction fees or commissions that may be charged by a shareholder’s financial intermediary when buying or selling shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Artisan Global Unconstrained Fund - USD ($)	Artisan Global Unconstrained Fund - Investor Shares	Artisan Global Unconstrained Fund - Advisor Shares	Artisan Global Unconstrained Fund - Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Redemption Fee	2.00%	2.00%	2.00%
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Artisan Global Unconstrained Fund		Artisan Global Unconstrained Fund - Investor Shares	Artisan Global Unconstrained Fund - Advisor Shares	Artisan Global Unconstrained Fund - Institutional Shares
Management Fees		0.95%	0.95%	0.95%
Distribution (12b-1) Fees		none	none	none
Other Operating Expenses		8.34%	1.77%	1.38%
Interest Expenses		0.59%	0.59%	0.59%
Total Other Expenses	[1]	8.93%	2.36%	1.97%
Total Annual Fund Operating Expenses		9.88%	3.31%	2.92%
Fee Waiver and Expense Reimbursement	[2]	8.64%	2.17%	1.83%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.24%	1.14%	1.09%
[1]	“Other Expenses” include “Acquired Fund Fees and Expenses,” which were less than 0.01% of the average net assets of the Fund. “Acquired Fund Fees and Expenses” are indirect expenses the Fund incurred from the Fund’s investment in one or more money market funds (acquired funds). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the table above may not match the ratios of expenses to average net assets shown in the “Financial Highlights” in the Fund’s prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.
[2]	Artisan Partners Limited Partnership, the Fund’s investment adviser (“Artisan Partners”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary changes such as litigation costs, but including management fees paid to Artisan Partners) not to exceed 1.24% of the average daily net assets of Investor Shares, 1.14% of the average daily net assets of Advisor Shares and 1.09% of the average daily net assets of Institutional Shares. This contract continues through 31 January 2026.

Expense Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Artisan Global Unconstrained Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Artisan Global Unconstrained Fund - Investor Shares	126	2,078	3,843	7,557
Artisan Global Unconstrained Fund - Advisor Shares	116	815	1,538	3,456
Artisan Global Unconstrained Fund - Institutional Shares	111	731	1,376	3,111

Artisan Mid Cap Value Fund
Effective 31 May 2024, the sections entitled “Fees and Expenses of the Fund” and “Expense Example” on page 85 of Artisan Partners Funds’ prospectus are replaced in their entirety with the following:
Fees and Expenses of the Fund

This table describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund. The table and expense example do not reflect any transaction fees or commissions that may be charged by a shareholder’s financial intermediary when buying or selling shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Artisan Mid Cap Value Fund - USD ($)	Artisan Mid Cap Value Fund - Investor Shares	Artisan Mid Cap Value Fund - Advisor Shares	Artisan Mid Cap Value Fund - Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Artisan Mid Cap Value Fund		Artisan Mid Cap Value Fund - Investor Shares	Artisan Mid Cap Value Fund - Advisor Shares	Artisan Mid Cap Value Fund - Institutional Shares
Management Fees	[1]	0.89%	0.89%	0.89%
Distribution (12b-1) Fees	[1]	none	none	none
Total Other Expenses	[1],[2]	0.25%	0.10%	0.04%
Total Annual Fund Operating Expenses	[1]	1.14%	0.99%	0.93%
[1]	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of 31 May 2024.
[2]	“Other Expenses” include “Acquired Fund Fees and Expenses,” which were less than 0.01% of the average net assets of the Fund. “Acquired Fund Fees and Expenses” are indirect expenses the Fund incurred from the Fund’s investment in one or more money market funds (acquired funds). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above may not match the ratios of expenses to average net assets shown in the “Financial Highlights” in the Fund’s prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.

Expense Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Artisan Mid Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Artisan Mid Cap Value Fund - Investor Shares	116	362	628	1,386
Artisan Mid Cap Value Fund - Advisor Shares	101	315	547	1,213
Artisan Mid Cap Value Fund - Institutional Shares	95	296	515	1,143